Supplemental Cash Flow Information - Disclosure of detailed information about non cash financing and investing transactions (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Supplemental Cash Flow Information [Abstract]
Share based compensation capitalized as property, plant and equipment	$ 297	$ 4,484	$ 1,825
Share based compensation capitalized as exploration and evaluation assets	6,768	13,894	25,129
Depreciation expense capitalized as property, plant and equipment	0	23,383	37,513
Depreciation expense capitalized as exploration and evaluation assets	7,829	9,342	8,867
Property, plant and equipment acquired under lease arrangement	1,045,810	0	0
Non-cash financing and investing transactions	$ 1,060,704	$ 51,103	$ 73,334